Dec. 31, 2024
T. Rowe Price Blue Chip Growth Portfolio
Supplement to Prospectus and Summary Prospectus dated May 1, 2024

The fund currently has the following investment policy:

The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of large- and mid-cap blue chip growth companies.

Effective May 1, 2025, this investment policy will be replaced with the following:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of blue chip companies with growth characteristics.